UNITES STATES
                SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

                                    FORM 13F

            INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGE~RS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

   Report for the Calendar Year or Quarter Ended _December 31, 2001___________ (Please read instructions before preparing form.)
If amended report check here:
_________Parnassus Investments______________________________
Name of Institutional Investment Manager

_____One Market, Steuart Tower - Suite #1600, San Francisco, CA 94105__________
          ----------------------------------------------------------------
Business Address      (Street)           (City)     (State) (ZIP)

__________Bryant Cherry, Vice President_____________(415) 778-0200_____________
          -----------------------------                   -------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                    ATTENTION
  Intentional misstatements or omissions of facts constitute Federal Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)
   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of______San Francisco______and State of ____California_____on the ___4_ dav of___ __February ___, 2001

                                               ____Parnassus Investments_______
                   (Name of Institutional Investment Manager)

          (Manual Signature of Person Duly Authorized to Submit This Report)


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Item 1: Name of Issuer        Item 2:         Item 3:      Item 4:     Item 5: SharesItem 6:         Item 7:      Item 8  Voting
                              Title of Class  CUSIP Number Fair Market of Principal  Investment      Managers     Authority
                                                           Value       Amount        Discretion                   (Shares)
                                                                                     (a) Sole (b)(c)      (a) Sole    (b)     (c)
Adobe Systems, Inc.           Common Stock    00724F101    10,091      325,000          X                         325,000
American International Group  Common Stock    026874107     318         4,000           X                         4,000
Inc.
AGL Resources, Inc.           Common Stock    001204106     345        15,000           X                         15,000
Becton Dickinson & Company    Common Stock    075887109     265         8,000           X                         8,000
Baldor Electric               Common Stock    057741100    2,286       109,100          X                         109,100
Building Materials Holding    Common Stock    120113105     868        80,000           X                         80,000
Corporation.
Bob Evans Farms, Inc.         Common Stock    096761101     614        25,000           X                         25,000
Ciena Corporation             Common Stock    171779101     787        55,000           X                         55,000
Compaq Computers Corporation  Common Stock    204493100    8,491       870,000          X                         870,000
Cisco Systems Inc.            Common Stock    17275R102    10,232      565,000          X                         565,000
Dana Corporation              Common Stock    235811106    6,177       445,000          X                         445,000
Deluxe Corporation            Common Stock    248019101     416        10,000           X                         10,000
EMC Corporation               Common Stock    268648102    8,467       630,000          X                         630,000
Federal National Mortgage     Common Stock    313586109    25,838      325,000          X                         325,000
Assoc.
Sprint Corporation            Common Stock    852061100     502        25,000           X                         25,000
Federal Home Loan Mortgage    Common Stock    313400301    24,394      373,000          X                         373,000
Golden West Financial         Common Stock    381317106     589        10,000           X                         10,000
Corporation
General Mills Inc.            Common Stock    370334104     208         4,000           X                         4,000
Gap, Inc.                     Common Stock    364760108    8,016       575,000          X                         575,000
Heinz (H.J.) Company          Common Stock    423074103     411        10,000           X                         10,000
Hewlett-Packard Company       Common Stock    428236103    3,492       170,000          X                         170,000
International Business        Common Stock    459200101     363         3,000           X                         3,000
Machines Corp.
Idacorp Inc.                  Common Stock    451107106     609        15,000           X                         15,000
Intel Corporation             Common Stock    458140100    3,460       110,000          X                         110,000
Invacare Corporation          Common Stock    461203101     472        14,000           X                         14,000
Johnson & Johnson             Common Stock    478160104    2,955       50,000           X                         50,000
J.P. Morgan                   Common Stock    46625H100     727        20,000           X                         20,000
KeySpan Corporation           Common Stock    49337W100    1,213       35,000           X                         35,000
McGraw-Hill Company           Common Stock    580645109     366         6,000           X                          6,000
Merck & Company, Inc.         Common Stock    589331107     206         3,500           X                          3,500
Mylan Laboratories            Common Stock    628530107     300         8,000           X                          8,000
Bank One Corporation          Common Stock    06423A103     937        24,000           X                         24,000
PETsMART, Inc.                Common Stock    716768106    7,282       740,000          X                         740,000
Redback Networks, Inc.        Common Stock    757209101    13,430      3,400,000        X                         3.400,000
RadiSys Corporation           Common Stock    750459109    4,541       231,000          X                         231,000
Schwab (Charles) Corporation  Common Stock    808513105     155        10,000           X                         10,000
Sara Lee                      Common Stock    803111103     222        10,000           X                         10,000
SonicWALL, Inc.               Common Stock    835470105    3,110       160,000          X                         160,000
St. Paul Companies, Inc.      Common Stock    792860108     220         5,000           X                          5,000
UGI Corporation               Common Stock    902681105     302        10,000           X                         10,000
Vitesse Semiconductor         Common Stock    928497106     748        60,000           X                         60,000
Corporation
WD-40 Company                 Common Stock    929236107     267        10,000           X                         10,000
Wells Fargo Company           Common Stock    949740104    1,739       40,000           X                         40,000
Washington Mutual, Inc.       Common Stock    939322103    6,295       192,500          X                         192,500
Watson Pharmaceuticals, Inc.   Convertible    942683103    11,928      380,000          X                         380,000
                                  Bond
Adaptec Inc. Convertible       Convertible    00651FAC2    1,847       2,000,000        X                         2,000,000
                                  Bond
Central Garden & Pet           Convertible    153527AC0    1,586       2,000,000        X                         2,000,000
                                  Bond
Ciena Coporation Covertible    Convertible    171779AA9     646        1,000,000        X                         1,000,000
Bond                              Bond
Juniper Networks               Convertible    48203RAA2    1,078       1,500,000        X                         1,500,000
                                  Bond
LSI Logic Convertible          Convertible    502161AE2    1,687       2,000,000                                  2,000,000
                                  Bond
Quantum Corporation            Convertible    747906AC9     888        1,000,000        X                         1,000,000
Convertible                       Bond
Radisys Corporation            Convertible    750459AB5     723        1,000,000        X                         1,000,000
Convertible                       Bond
Redback Networks Convertible   Convertible    757209AB7    7,722       15,000,000       X                         15,000,000
                                  Bond
Transwitch Corp. Convertible   Convertible    894065AA9    1,738       3,000,000        X                         3,000,000
Bond                              Bond
                 GRAND TOTALS                             $192,569


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